Annual Operating Expenses {- Freedom 2020 Portfolio} - 02.28 VIP Freedom Funds Initial, Service, Service 2 Combo PRO-11 - Freedom 2020 Portfolio	Apr. 30, 2022
VIP Freedom 2020 Portfolio-Initial VIP
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Acquired fund fees and expenses	0.50%
Total annual operating expenses	0.50%	[1]
VIP Freedom 2020 Portfolio-Service VIP
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none
Acquired fund fees and expenses	0.50%
Total annual operating expenses	0.60%	[1]
VIP Freedom 2020 Portfolio-Service 2 VIP
Operating Expenses:
Management fee	none
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Acquired fund fees and expenses	0.50%
Total annual operating expenses	0.75%	[1]

[1]	(a)Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.